UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024

Item 1. Report to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
The Ambassador Fund
EMPIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPIX)	$156	1.46%
Management’s Discussion of Fund Performance
The investment objective of The Ambassador Fund (the "Fund") is to seek current income. The Fund invests primarily in catastrophe ("cat") bonds and other forms of insurance-linked securities. The main risk in the fund is the occurrence of large insured losses from natural disasters such as major hurricanes, typhoons or earthquakes.
The Fund is currently invested in a portfolio of cat bonds that is exposed to a set of natural disasters that we believe is diversified both geographically and by type of peril.
HOW DID THE FUND PERFORM LAST YEAR?
In the fiscal year ended October 31, 2024, the Fund earned a return of +13.50% (net of fees) while the Swiss Re Global Cat Bond Total Return Index returned +16.41% and the broad based Bloomberg Aggregate Bond Index returned +10.55%.
WHAT AFFECTED THE FUND'S PERFORMANCE
The two main drivers of the Fund's positive return for the past twelve months were: 1) cat bond spreads and 2) T-Bill rates. The average spread on the Fund's cat bond holding was approximately 10%. We would highlight that, for the risk taken, the spreads earned in the last twelve months were high compared to what we would expect in the long run. In addition, the majority of the Fund's holdings are collateralized with Treasury Money Market Funds that earn a 1- 3 mo T-Bill return. T-Bill rates during the past twelve months averaged approximately 5%. We believe it is important to note that, in the past twelve months and as of this writing, none of the Fund's holdings were impaired by any single natural disaster or series of natural disasters.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
The Ambassador Fund (EMPIX)	13.50%	8.11%
Swiss re Global Cat Bond Index	16.41%	10.80%
Bloomberg Aggregate Bond Index	10.55%	-2.21%
[1]	The Ambassador Fund commenced operations on December 29, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$339,387,505
Total number of portfolio holdings	113
Total advisory fees paid (net)	$2,638,081
Portfolio turnover rate as of the end of the reporting period	117%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Lightning Re Series 2023-1, 3/31/2026	5.4%
United States Treasury Bill, 0.000%, 12/5/2024	2.9%
Alamo Re Ltd., 6/7/2027	2.9%
Cape Lookout Re Ltd., 4/28/2026	2.7%
Consulate Re 2024-4A, 4.550%, 12/31/2024	2.2%
Kilimanjaro III Re Ltd., 6/25/2025	2.2%
Kendall Re Ltd., 4/30/2027	2.1%
Tomoni Re Pte Ltd., 4/7/2026	2.0%
Merna Reinsurance II Ltd., 7/7/2027	2.0%
Mystic Re IV Ltd., 1/8/2026	1.9%
Asset Allocation
Geography Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 771-7731 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The Diplomat Fund
EMWIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the The Diplomat Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Diplomat Fund (EMWIX)	$105	1.00%
Management’s Discussion of Fund Performance
The investment objective of The Diplomat Fund (the "Fund") is to seek total return. The fund invests in a core portfolio of U.S. Treasury securities, generally with maturities of 7 to 10 years. The Fund adjusts its total duration using interest rate futures contracts. The main risk of the Fund is that interest rates move counter to the Fund's total duration positioning.
Interest rates generally do not move linearly throughout time and we believe that passive approaches to duration risk can be subject to significant losses when interest rates rise. The Fund uses a proprietary quantitative model to anticipate periods of rising and falling interest rates over an approximately 30-day period. Informed by this model, the Fund actively manages its total duration with the goal of outperforming a passive approach to duration risk, in the long run, as represented by the ICE US Treasury 7-10 Year Bond Total Return Index (the "Index").
HOW DID THE FUND PERFORM LAST YEAR?
In the fiscal year ended October 31, 2024, the Fund earned a return of +9.02% (net of fees) while the Index returned +9.36% and the broad-based Bloomberg Aggregate Bond Index returned +10.55%.
WHAT AFFECTED THE FUND'S PERFORMANCE
The two main drivers of the Fund's positive return for the past twelve months are: 1) the return of 7-10y Treasury securities and 2) performance of the interest rate futures overlay. 7-10y Treasury securities earned approximately 8%. The futures holdings earned approximately 2% over past twelve months.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
The Diplomat Fund (EMWIX)	9.02%	4.28%
ICE US Treasury 7-10 Year Bond Index TR	9.36%	1.00%
Bloomberg Aggregate Bond Index	10.55%	2.94%
[1]	The Diplomat Fund commenced operations on September 13, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,136,084
Total number of portfolio holdings	4
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Holdings exclude short-term holdings, if any. Interest rate presented in the Top Holdings are as of the reporting period end.
Top Holdings
United States Treasury Note, 4.000%, 2/15/2034	64.4%
United States Treasury Note, 3.875%, 8/15/2033	22.7%
United States Treasury Note, 4.500%, 11/15/2033	6.2%
Asset Allocation
Material Fund Changes
Effective July 9, 2024, RichBrook Advisors, LP no longer serves as The Diplomat Fund's Sub- Advisor.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 771-7731 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-771-7731.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Embassy Funds	FYE 10/31/2024	FYE 10/31/2023
(a)	Audit Fees	$29,000	$27,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,000	$5,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Embassy Funds	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Embassy Funds	FYE 10/31/2024	FYE 10/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EMBASSY

The Ambassador Fund

(Ticker Symbol: EMPIX)

The Diplomat Fund

(Ticker Symbol: EMWIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2024

The Ambassador Fund

The Diplomat Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
The Ambassador Fund	1
The Diplomat Fund	11
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets
The Ambassador Fund	14
The Diplomat Fund	15
Statement of Cash Flows	16
Financial Highlights
The Ambassador Fund	17
The Diplomat Fund	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the Embassy Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.embassyfunds.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Principal Amount[1]		Value
	EVENT LINKED BONDS — 79.8%
	EUROPE — 4.3%
	EARTHQUAKE — 0.8%
2,250,000	Azzurro Re II DAC Series BRBF530, 3-Month Euribor + 650.00 basis points, 4/20/2028[2,3]	$2,449,717
	MULTI-PERIL — 0.9%
1,000,000	King Max Re DAC Series 0DM54F7, Class BPDHGL5, 1/6/2027	1,081,149
500,000	Lion III Re DAC Series BLD3BZ4, 3-Month Euribor + 413.00 basis points, 7/16/2025[2,3]	534,483
1,400,000	Orange Capital Re DAC Series BLFKXL3, 3-Month Euribor + 332.00 basis points, 1/17/2025[2,3]	1,504,775
		3,120,407
	WINDSTORM — 2.6%
4,250,000	Blue Sky Re DAC Series 09605UAA, 3-Month Euribor + 575.00 basis points, 1/26/2027[2,3,4]	4,784,428
1,500,000	Eiffel Re Ltd. Series ZJ079639, 3-Month Euribor + 332.50 basis points, 1/19/2027[2,3]	1,624,660
1,300,000	Taranis Reinsurance DAC Series ZG420977, 3-Month Euribor + 600.00 basis points, 1/21/2028[2,3,4]	1,393,332
1,000,000	Windmill III Re DAC Series YX722311, Class BR568T6, 3-Month Euribor + 525.00 basis points, 7/5/2028[2,3]	1,080,714
		8,883,134
	TOTAL EUROPE
	(Cost $14,396,171)	14,453,258
	GLOBAL — 25.1%
	EARTHQUAKE — 1.8%
	Acorn Re Ltd.
3,000,000	Series 00485YAC, 3-Month U.S. Treasury Bill + 250.00 basis points, 11/7/2024[2,3]	2,991,000
1,250,000	Series 00485YAF, 1-Month U.S. Treasury Bill + 310.00 basis points, 11/7/2025[2,3]	1,250,000
1,750,000	Series 00485YAE, 1-Month U.S. Treasury Bill + 310.00 basis points, 11/5/2027[2,3,4]	1,750,000
		5,991,000
	MULTI-PERIL — 23.3%
750,000	Aragonite Re Ltd. Series 03851YAA, 3-Month U.S. Treasury Bill + 525.00 basis points, 4/7/2027[2,3,4]	781,275
1,750,000	Atlas Capital DAC Series 049207AB, SOFR Rate + 1,250.00 basis points, 6/8/2027[2,3,5]	1,950,375

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
1,000,000	Fuchsia 2023-1 London Bridge 2 PCC Ltd. Series 54180TAA, 3-Month U.S. Treasury Bill + 1,000.00 basis points, 4/6/2027[2,3,4]	$1,057,800
7,000,000	Kendall Re Ltd. Series 48878QAD, 3-Month U.S. Treasury Bill + 625.00 basis points, 4/30/2027[2,3]	7,265,300
	Kilimanjaro II Re Ltd.
1,500,000	Series 49407QAG, 3-Month U.S. Treasury Bill + 625.00 basis points, 6/30/2028[2,3,4]	1,542,300
1,000,000	Series 49407QAH, 3-Month U.S. Treasury Bill + 725.00 basis points, 6/30/2028[2,3,4]	1,041,800
	Kilimanjaro III Re Ltd.
3,175,000	Series 49407PAD, 3-Month U.S. Treasury Bill + 991.00 basis points, 12/19/2024[2,3,4]	3,171,825
4,250,000	Series 49407PAG, 3-Month U.S. Treasury Bill + 456.00 basis points, 4/21/2025[2,3,4]	4,302,700
2,000,000	Series 49407PAE, 3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/21/2025[2,3,4]	2,074,000
7,250,000	Series 49407PAL, 3-Month U.S. Treasury Bill + 585.00 basis points, 6/25/2025[2,3]	7,426,900
3,250,000	Series 49407PAK, 3-Month U.S. Treasury Bill + 456.00 basis points, 4/20/2026[2,3,4,5]	3,246,425
3,000,000	Series 49407PAJ, 3-Month U.S. Treasury Bill + 486.00 basis points, 4/20/2026[2,3,4]	2,987,400
6,000,000	Series 49407PAH, 3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/20/2026[2,3,4]	6,032,400
	Matterhorn Re Ltd.
4,500,000	Series 577092AP, SOFR Rate + 525.00 basis points, 3/24/2025[2,3]	4,504,500
2,250,000	Series 577092AN, SOFR Rate + 575.00 basis points, 12/8/2025[2,3]	2,081,250
	Mona Lisa Re Ltd.
1,250,000	Series 608800AE, 3-Month U.S. Treasury Bill + 700.00 basis points, 7/8/2025[2,3,4]	1,274,625
250,000	Series 608800AF, 3-Month U.S. Treasury Bill + 1,225.00 basis points, 1/8/2026[2,3,4]	263,175
1,250,000	Series 608800AH, 3-Month U.S. Treasury Bill + 975.00 basis points, 6/25/2027[2,3,4]	1,369,125
	Montoya Re Ltd.
4,000,000	Series 613752AA, 1-Month U.S. Treasury Bill + 710.00 basis points, 4/7/2025[2,3,4]	4,046,400
3,000,000	Series 613752AB, 1-Month U.S. Treasury Bill + 1,378.00 basis points, 4/7/2026[2,3,4]	3,217,800
6,080,000	Mystic Re IV Ltd. Series 62865LAD, 3-Month U.S. Treasury Bill + 917.00 basis points, 1/8/2026[2,3,4]	6,370,624

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
3,000,000	Ramble Re Ltd. Series 751443AA, 3-Month U.S. Treasury Bill + 625.00 basis points, 3/5/2027[2,3,4]	$2,925,000
1,875,000	Sakura Re Ltd. Series 79381MAB, 3-Month U.S. Treasury Bill + 364.00 basis points, 4/7/2025[2,3]	1,879,313
	Tailwind Re Ltd.
250,000	Series 87403TAD, 3-Month U.S. Treasury Bill + 704.00 basis points, 1/8/2025[2,3]	250,000
2,000,000	Series 87403TAE, 3-Month U.S. Treasury Bill + 896.00 basis points, 1/8/2025[2,3]	2,000,000
	Titania Re Ltd.
3,000,000	Series 888329AB, 1-Month U.S. Treasury Bill + 658.00 basis points, 12/27/2024[2,3]	3,005,400
2,000,000	Series 888329AC, 1-Month U.S. Treasury Bill + 1,253.00 basis points, 2/27/2026[2,3,4]	2,129,400
1,000,000	Wrigley Re Ltd. Series 982533AB, 3-Month U.S. Treasury Bill + 650.00 basis points, 8/7/2026[2,3,4]	1,035,300
		79,232,412
	TOTAL GLOBAL
	(Cost $83,412,914)	85,223,412
	JAPAN — 5.7%
	EARTHQUAKE — 2.1%
	Nakama Re Pte Ltd.
3,750,000	Series 62984JAA, 3-Month U.S. Treasury Bill + 205.00 basis points, 10/13/2026[2,3]	3,751,875
3,360,000	Series 62984JAC, 3-Month U.S. Treasury Bill + 235.00 basis points, 4/4/2029[2,3]	3,358,656
		7,110,531
	MULTI-PERIL — 3.6%
	Tomoni Re Pte Ltd.
6,900,000	Series 89009PAA, 3-Month U.S. Treasury Bill + 209.00 basis points, 4/7/2026[2,3]	6,916,560
3,000,000	Series 89009PAF, 3-Month U.S. Treasury Bill + 400.00 basis points, 4/5/2028[2,3]	3,010,500
2,250,000	Umigame Re Pte Ltd. Series 90421FAA, 3-Month U.S. Treasury Bill + 225.00 basis points, 4/7/2025[2,3]	2,261,700
		12,188,760
	TOTAL JAPAN
	(Cost $19,215,490)	19,299,291

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	UNITED STATES — 44.7%
	EARTHQUAKE — 6.0%
	Logistics Re Ltd.
750,000	Series 54143LAA, 3-Month U.S. Treasury Bill + 387.50 basis points, 12/20/2024[2,3]	$747,750
1,250,000	Series 54143LAB, 1-Month U.S. Treasury Bill + 600.00 basis points, 12/21/2027[2,3,4]	1,249,875
2,000,000	Merna Reinsurance II Ltd. Series 59013MAE, 3-Month U.S. Treasury Bill + 385.00 basis points, 4/7/2025[3,6]	2,018,400
2,075,000	Phoenician Re Ltd. Series 71880VAC, 3-Month U.S. Treasury Bill + 289.80 basis points, 12/14/2024[2,3]	2,068,775
1,500,000	Sutter Re Ltd. Series 86944RAE, 3-Month U.S. Treasury Bill + 675.00 basis points, 6/19/2026[2,3,4]	1,552,650
5,475,000	Torrey Pines Re Ltd. Series 89141WAF, 3-Month U.S. Treasury Bill + 521.60 basis points, 6/5/2026[2,3,4]	5,643,083
3,000,000	Ursa Re Ltd. Series 90323WAL, 3-Month U.S. Treasury Bill + 550.00 basis points, 12/6/2025[2,3,4]	3,069,600
3,750,000	Veraison Re Ltd. Series 92335TAA, 1-Month U.S. Treasury Bill + 691.40 basis points, 3/9/2026[3,6]	3,934,500
250,000	Wrigley Re Ltd. Series 982533AC, 3-Month U.S. Treasury Bill + 700.00 basis points, 8/7/2026[2,3,4]	262,575
		20,547,208
	MULTI-PERIL — 14.4%
250,000	Aquila Re I Ltd. Series 2023-1 Series 03843AAA, 3-Month U.S. Treasury Bill + 565.00 basis points, 6/8/2026[2,3,4]	259,450
500,000	Aquila Re I Ltd. Series 2024-1 Series 037987AA, 3-Month U.S. Treasury Bill + 550.00 basis points, 6/7/2027[2,3,4]	512,450
3,000,000	Finca Re Ltd. Series 31771QAA, 3-Month U.S. Treasury Bill + 826.00 basis points, 6/6/2025[2,3,4]	3,114,600
4,500,000	Foundation Re IV Ltd. Series 349939AA, 3-Month U.S. Treasury Bill + 625.00 basis points, 1/8/2027[2,3,4]	4,630,500
2,260,000	Four Lakes Re Ltd. Series 35087TAD, 3-Month U.S. Treasury Bill + 646.00 basis points, 1/7/2026[2,3,4]	2,326,896

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Herbie Re Ltd.
2,750,000	Series 42703VAB, 3-Month U.S. Treasury Bill + 673.00 basis points, 1/8/2025[2,3,4]	$2,772,550
	High Point Re Ltd.
750,000	Series 429932AA, 3-Month U.S. Treasury Bill + 575.00 basis points, 1/6/2027[2,3,4]	768,150
	Locke Tavern Re Ltd.
1,425,000	Series 539694AA, 3-Month U.S. Treasury Bill + 478.20 basis points, 4/9/2026[2,3]	1,468,605
	Long Point Re IV Ltd.
2,500,000	Series 54279PAA, 3-Month U.S. Treasury Bill + 425.00 basis points, 6/1/2026[2,3,4]	2,549,750
	Mayflower Re Ltd.
1,000,000	Series 57839MAC, 1-Month U.S. Treasury Bill + 450.00 basis points, 7/8/2027[2,3,4]	1,033,300
	Merna Reinsurance II Ltd.
4,500,000	Series 59013MAH, 3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2026[2,3,5]	4,725,000
6,500,000	Series 59013MAM, 3-Month U.S. Treasury Bill + 850.00 basis points, 7/7/2027[2,3,4]	6,832,150
	Residential Reinsurance 2020 Ltd.
250,000	Series 76120AAC, 3-Month U.S. Treasury Bill + 629.00 basis points, 12/6/2024[2,3]	249,250
	Residential Reinsurance 2022 Ltd.
2,000,000	Series 76119YAE, 3-Month U.S. Treasury Bill + 421.00 basis points, 6/6/2026[2,3]	1,955,000
	Residential Reinsurance 2023 Ltd.
2,750,000	Series 76133XAB, 3-Month U.S. Treasury Bill + 653.00 basis points, 6/6/2027[2,3]	2,717,000
1,500,000	Series 76090WAC, 3-Month U.S. Treasury Bill + 592.00 basis points, 12/6/2027[2,3]	1,553,850
	Sanders Re II Ltd.
750,000	Series 80001MAA, 3-Month U.S. Treasury Bill + 300.00 basis points, 4/7/2025[2,3]	752,250
1,000,000	Series 80001PAA, 3-Month U.S. Treasury Bill + 325.00 basis points, 4/7/2025[2,3]	1,009,600
	Sanders Re III Ltd.
2,500,000	Series 80001EAA, 3-Month U.S. Treasury Bill + 645.00 basis points, 6/7/2025[2,3]	2,587,500
3,125,000	Series 80000YAA, 3-Month U.S. Treasury Bill + 627.00 basis points, 4/7/2027[2,3]	3,296,250
	Sussex Capital UK Pcc Ltd.
2,000,000	Series 869255AA, 3-Month U.S. Treasury Bill + 836.00 basis points, 1/8/2025[2,3]	2,010,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Topanga Re Ltd.
1,500,000	Series 89055TAA, 3-Month U.S. Treasury Bill + 505.00 basis points, 1/8/2026[2,3]	$1,491,750
	Yosemite Re Ltd.
250,000	Series 98740RAA, 3-Month U.S. Treasury Bill + 1,059.50 basis points, 6/6/2025[2,3]	258,250
		48,874,101
	WINDSTORM — 24.3%
	3264 Re Ltd.
1,500,000	Series 88577CAC, 3-Month U.S. Treasury Bill + 700.00 basis points, 7/8/2027[2,3,4]	1,579,800
	Alamo Re Ltd.
9,250,000	Series 011395AN, 1-Month U.S. Treasury Bill + 600.00 basis points, 6/7/2027[2,3]	9,661,625
	Bayou Re Ltd.
4,500,000	Series 07304LAC, 1-Month U.S. Treasury Bill + 850.00 basis points, 4/30/2027[2,3,4]	4,782,600
	Blue Ridge Re Ltd.
1,750,000	Series 096003AA, 3-Month U.S. Treasury Bill + 525.00 basis points, 1/8/2027[2,3,4]	1,780,275
	Bonanza Re Ltd.
1,500,000	Series 09785EAK, 3-Month U.S. Treasury Bill + 845.00 basis points, 1/8/2026[2,3]	1,561,200
	Cape Lookout Re Ltd.
8,650,000	Series 13947LAE, 1-Month U.S. Treasury Bill + 842.00 basis points, 4/28/2026[2,3]	9,050,495
	Charles River Re Ltd.
1,750,000	Series 159873AA, 1-Month U.S. Treasury Bill + 675.00 basis points, 5/10/2027[2,3]	1,794,800
	Citrus Re Ltd.
1,045,000	Series 177510AK, 3-Month U.S. Treasury Bill + 506.00 basis points, 6/7/2025[2,3,4]	1,064,332
3,000,000	Series 177510AM, 3-Month U.S. Treasury Bill + 877.00 basis points, 6/7/2026[2,3,4]	3,134,100
	Commonwealth Re Ltd.
1,500,000	Series 203235AB, 3-Month U.S. Treasury Bill + 427.00 basis points, 7/8/2026[2,3,4]	1,545,450
	Everglades Re II Ltd.
1,000,000	Series 30014LAM, 1-Month U.S. Treasury Bill + 1,050.00 basis points, 5/13/2027[2,3,4]	1,045,800
	Fish Pond Re Ltd.
4,250,000	Series 33774EAA, 1-Month U.S. Treasury Bill + 400.00 basis points, 1/8/2027[2,3,4]	4,334,575

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	WINDSTORM (Continued)
	Gateway Re Ltd.
2,750,000	Series 36779CAA, 1-Month U.S. Treasury Bill + 928.00 basis points, 5/12/2025[2,3,4]	$2,833,875
1,000,000	Series 36779CAC, 1-Month U.S. Treasury Bill + 1,396.00 basis points, 2/24/2026[2,3,4]	1,084,900
4,750,000	Series 36779CAG, 1-Month U.S. Treasury Bill + 550.00 basis points, 7/8/2027[2,3,4]	4,855,925
	Integrity Re Ltd.
4,500,000	Series 45833UAH, 1-Month U.S. Treasury Bill + 1,286.00 basis points, 6/6/2025[2,3]	4,500,000
750,000	Series 45833UAM, 1-Month U.S. Treasury Bill + 2,300.00 basis points, 6/6/2026[2,3]	483,750
	Lightning Re Series 2023-1
17,250,000	Series 532242AA, 3-Month U.S. Treasury Bill + 1,100.00 basis points, 3/31/2026[2,3,4]	18,371,250
	Lower Ferry Re Ltd.
250,000	Series 547915AA, 1-Month U.S. Treasury Bill + 443.00 basis points, 7/8/2026[2,3,4]	257,925
	Marlon Ltd.
1,000,000	Series 571253AA, 3-Month U.S. Treasury Bill + 700.00 basis points, 6/7/2027[2,3,4]	1,006,500
	Merna Reinsurance II Ltd.
250,000	Series 59013MAG, 3-Month U.S. Treasury Bill + 753.00 basis points, 7/7/2025[2,3]	260,900
	Nature Coast Re Ltd.
2,900,000	Series 63901CAA, 3-Month U.S. Treasury Bill + 1,000.00 basis points, 12/7/2026[2,3,4]	2,965,250
750,000	Series 63901CAB, 3-Month U.S. Treasury Bill + 1,350.00 basis points, 12/7/2026[2,3,4]	766,875
	Palm Re Ltd.
1,600,000	Series 69664FAA, 1-Month U.S. Treasury Bill + 950.00 basis points, 6/7/2027[2,3,4]	1,673,280
	Sabine Re Ltd.
2,000,000	Series 785628AA, 1-Month U.S. Treasury Bill + 825.00 basis points, 4/7/2027[2,3,4]	2,085,800
		82,481,282
	TOTAL UNITED STATES
	(Cost $147,936,726)	151,902,591
	TOTAL EVENT LINKED BONDS
	(Cost $264,961,301)	270,878,552
	PREFERRED NOTES — 12.4%
	GLOBAL — 4.3%
	MULTI-PERIL — 4.3%
	Consulate Re 2024-2A
5,000,000	4.550%, 1/7/2025[7,8]	4,980,500

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
5,000,000	Consulate Re 2024-3A 4.550%, 1/7/2025[7,8]	$4,891,500
5,000,000	Consulate Re 2024-8A 4.550%, 7/14/2025[7,8]	4,869,000
	TOTAL GLOBAL
	(Cost $14,740,723)	14,741,000
	UNITED STATES — 8.1%
	MULTI-PERIL — 2.9%
5,000,000	Consulate Re 2024-1A 4.550%, 1/7/2025[7,8]	4,987,500
5,000,000	Consulate Re 2024-5A 4.550%, 4/21/2025[7,8]	4,953,500
		9,941,000
	WINDSTORM — 5.2%
7,500,000	Consulate Re 2024-4A 4.550%, 12/31/2024[7,8]	7,486,500
5,000,000	Consulate Re 2024-6A 4.550%, 12/31/2024[7,8]	4,990,000
5,000,000	Consulate Re 2024-7A 4.550%, 12/15/2024[7,8]	4,990,000
		17,466,500
	TOTAL UNITED STATES
	(Cost $27,407,692)	27,407,500
	TOTAL PREFERRED NOTES
	(Cost $42,148,415)	42,148,500

	U.S. TREASURY BILLS — 6.2%
	United States Treasury Bill
6,000,000	0.000%, 11/12/2024	5,991,450
5,000,000	0.000%, 11/29/2024	4,982,125
10,000,000	0.000%, 12/5/2024	9,956,580
	TOTAL U.S. TREASURY BILLS
	(Cost $20,930,031)	20,930,155

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.9%
2,899,354	Fidelity Investments Money Market Government Portfolio - Class I 4.63%[9]	$2,899,354
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,899,354)	2,899,354
	TOTAL INVESTMENTS — 99.3%
	(Cost $330,939,101)	336,856,561
	Other Assets in Excess of Liabilities — 0.7%	2,530,944
	TOTAL NET ASSETS — 100.0%	$339,387,505

[1]	Local currency.

[2]	Floating rate security. Floating rate security. Reference rates as of October 31, 2024 are as follows: 1-Month U.S. Treasury Bill 4.76%, 3-Month U.S. Treasury Bill 4.64%, Secured Overnight Financing Rate (SOFR) 4.90%, and 3-Month Term SOFR 5.14%. Actual reference rates may vary based on the reset date of the security.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $269,797,403, which represents 79.5% of total net assets of the Fund.

[4]	Callable.

[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $7,564,550, which represents 2.2% of total net assets of the Fund.

[6]	Variable rate security. Rate shown is the rate in effect as of October 31, 2024.

[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

[8]	Restricted securities, representing 12.4% of Total Net Assets. The total value of these securities is $42,148,500.

[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At October 31, 2024	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	12/12/2024	1,750,000	1,904,175	1,907,238	$3,063
					1,904,175	1,907,238	3,063

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2024	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	11/12/2024	(500,000)	(540,550)	(544,150)	(3,600)
Euro	UMB Bank NA	EUR per USD	12/5/2024	(1,000,000)	(1,095,280)	(1,089,506)	5,774
Euro	UMB Bank NA	EUR per USD	12/12/2024	(2,750,000)	(3,054,700)	(2,997,089)	57,611
Euro	UMB Bank NA	EUR per USD	3/20/2025	(2,250,000)	(2,459,025)	(2,463,563)	(4,538)
Euro	UMB Bank NA	EUR per USD	4/23/2025	(900,000)	(974,592)	(986,997)	(12,405)
Euro	UMB Bank NA	EUR per USD	4/23/2025	(1,550,000)	(1,681,440)	(1,699,829)	(18,389)
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,000,000)	(1,084,280)	(1,099,547)	(15,267)
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,500,000)	(1,641,600)	(1,649,321)	(7,721)
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,848,000)	(2,004,027)	(2,031,964)	(27,937)
Euro	UMB Bank NA	EUR per USD	7/15/2025	(2,000,000)	(2,199,400)	(2,202,850)	(3,450)
					(16,734,894)	(16,764,816)	(29,922)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(14,830,719)	$(14,857,578)	$(26,859)

EUR – Euro

See accompanying Notes to Financial Statements.

The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Principal Amount		Value
	U.S. TREASURY NOTES — 93.3%
	United States Treasury Note
$2,601,800	3.875%, 8/15/2033[1]	$2,526,288
676,000	4.500%, 11/15/2033	687,249
7,330,000	4.000%, 2/15/2034	7,171,951
	TOTAL U.S. TREASURY NOTES
	(Cost $10,399,955)	10,385,488

Number of Shares
	SHORT-TERM INVESTMENTS — 2.8%
310,834	Fidelity Investments Money Market Government Portfolio - Class I 4.631%[2]	310,834
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $310,834)	310,834
	TOTAL INVESTMENTS — 96.1%
	(Cost $10,710,789)	10,696,322
	Other Assets in Excess of Liabilities — 3.9%	439,762
	TOTAL NET ASSETS — 100.0%	$11,136,084

[1]	All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $315,568, which represents 2.8% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2024

	The Ambassador Fund	The Diplomat Fund
Assets:
Investments, at value (cost $330,939,101 and 10,710,789, respectively)	$336,856,561	$10,696,322
Foreign currency, at value (cost $52,978 and $0, respectively)	53,381	-
Cash deposited with brokers for futures contracts	-	303,519
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	66,448	-
Fund shares sold	366,934	71,976
Dividends and interest	2,578,845	98,078
Due from Advisor	-	8,267
Prepaid expenses	34,877	11,937
Total assets	339,957,046	11,190,099

Liabilities:
Payables:
Fund shares redeemed	16,738	-
Advisory fees	330,004	-
Fund administration and fund accounting fees	24,953	8,514
Transfer agent fees and expenses	6,396	2,753
Unrealized depreciation on forward foreign currency exchange contracts	93,307	-
Commitment fees payable (Note 9)	18,732	-
Auditing fees	16,156	16,548
Custody fees	12,749	1,808
Trustees' deferred compensation (Note 3)	11,154	7,837
Legal fees	6,373	4,112
Chief Compliance Officer fees	2,044	2,159
Trustees' fees and expenses	398	1,176
Accrued other expenses	30,537	9,108
Total liabilities	569,541	54,015
Commitments and contingencies (Note 3)
Net Assets	$339,387,505	$11,136,084

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$331,798,721	$11,403,253
Total distributable earnings (accumulated deficit)	7,588,784	(267,169)
Net Assets	$339,387,505	$11,136,084

Shares of beneficial interest issued and outstanding	32,912,954	1,132,719
Offering and redemption price per share	$10.31	$9.83

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2024

	The Ambassador Fund	The Diplomat Fund
Investment income:
Interest	$29,402,723	$443,573
Total investment income	29,402,723	443,573

Expenses:
Advisory fees	2,691,165	97,138
Fund administration and accounting fees	206,205	72,356
Transfer agent fees and expenses	31,366	17,929
Interest expense on borrowings (Note 9)	115,671	-
Commitment fees (Note 9)	50,002	-
Registration fees	48,739	31,939
Miscellaneous	37,987	4,054
Custody fees	33,948	5,623
Legal fees	25,477	14,908
Shareholder reporting fees	20,062	11,355
Auditing fees	16,339	16,548
Tax expense	15,764	-
Trustees' fees and expenses	14,632	13,192
Chief Compliance Officer fees	10,143	17,900
Insurance fees	6,714	3,397
Total expenses	3,324,214	306,339
Advisory fees (waived)	(53,084)	(97,138)
Other expenses (absorbed)	-	(101,270)
Net expenses	3,271,130	107,931
Net investment income (loss)	26,131,593	335,642

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	552,201	(357,985)
Futures contracts	-	160,546
Forward contracts	115,090	-
Foreign currency transactions	(142,592)	-
Net realized gain (loss)	524,699	(197,439)
Net change in unrealized appreciation (depreciation) on:
Investments	4,761,014	857,235
Futures contracts	-	(75,938)
Forward contracts	(198,411)	-
Foreign currency translations	564	-
Net change in unrealized appreciation (depreciation)	4,563,167	781,297
Net realized and unrealized gain (loss)	5,087,866	583,858

Net Increase (Decrease) in Net Assets from Operations	$31,219,459	$919,500

See accompanying Notes to Financial Statements.

The Ambassador Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$26,131,593	$6,944,181
Net realized gain (loss) on investments, forward contracts, and foreign currency transactions	524,699	247,854
Net change in unrealized appreciation (depreciation) on investments, forward contracts, and foreign currency translations	4,563,167	2,233,488
Net increase (decrease) in net assets resulting from operations	31,219,459	9,425,523
Distributions to Shareholders:
Total distributions to shareholders	(26,791,066)	(5,486,955)
Capital Transactions:
Net proceeds from shares sold	284,612,327	105,469,785
Reinvestment of distributions	25,994,349	5,303,400
Cost of shares redeemed	(103,363,584)	(14,432,203)
Net increase (decrease) in net assets from capital transactions	207,243,092	96,340,982

Total increase (decrease) in net assets	211,671,485	100,279,550
Net Assets
Beginning of period	127,716,020	27,436,470
End of period	$339,387,505	$127,716,020
Capital Share Transactions:
Shares sold	27,969,889	10,618,893
Shares reinvested	2,572,158	532,607
Shares redeemed	(10,155,843)	(1,448,012)
Net increase (decrease) in capital share transactions	20,386,204	9,703,488

See accompanying Notes to Financial Statements.

The Diplomat Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$335,642	$181,322
Net realized gain (loss) on investments and futures contracts	(197,439)	408,213
Net change in unrealized appreciation (depreciation) on investments and futures contracts	781,297	(726,367)
Net increase (decrease) in net assets resulting from operations	919,500	(136,832)
Distributions to Shareholders:
Total distributions to shareholders	(805,714)	(196,460)
Capital Transactions:
Net proceeds from shares sold	1,999,018	10,364,483
Reinvestment of distributions	805,714	196,460
Cost of shares redeemed	(2,565,179)	(1,184,088)
Net increase (decrease) in net assets from capital transactions	239,553	9,376,855

Total increase (decrease) in net assets	353,339	9,043,563
Net Assets
Beginning of period	10,782,745	1,739,182
End of period	$11,136,084	$10,782,745
Capital Share Transactions:
Shares sold	204,284	1,026,211
Shares reinvested	83,364	19,363
Shares redeemed	(263,412)	(116,042)
Net increase (decrease) in capital share transactions	24,236	929,532

See accompanying Notes to Financial Statements.

The Ambassador Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2024

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$31,219,459
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(334,050,227)
Sales of long-term investments	215,326,375
Purchases/Sales of short-term investments, net	(76,776,913)
Net amortization on investments	(4,993,420)
Net realized (gain) loss	(552,201)
Net change in unrealized appreciation/depreciation	(4,562,603)
(Increase) Decrease in Assets:
Dividends and interest	(1,670,190)
Prepaid expenses and other assets	3,800
Increase (Decrease) in Liabilities:
Investment securities purchased payable	(4,524,767)
Advisory fees payable	218,194
Accrued expenses	65,803
Total Cash flows provided by (used for) operating activities:	(180,296,690)

Cash flows provided by (used for) financing activities:
Proceeds from borrowings	55,300,000
Payments for borrowings	(55,300,000)
Proceeds from shares sold	284,489,548
Cost of shares redeemed	(103,356,861)
Dividends paid to shareholders, net of reinvestments	(796,717)
Total Cash flows provided by (used for) financing activities:	180,335,970

Net increase (decrease) in cash	39,280

Cash and cash equivalents:
Beginning cash balance	14,101
Total beginning cash and cash equivalents	14,101

Ending foreign cash	53,381
Total ending cash and cash equivalents	$53,381
Non-cash financing activities from reinvestment of distributions	25,994,349
Interest payments on margin loan	115,671

See accompanying Notes to Financial Statements.

The Ambassador Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,		For the Period Ended October 31,
	2024	2023	2022*
Net asset value, beginning of period	$10.20	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	1.19	0.92	0.17
Net realized and unrealized gain (loss)	0.10	0.21	(0.35)
Total from investment operations	1.29	1.13	(0.18)

Less Distributions:
From net investment income	(1.16)	(0.64)	(0.10)
From net realized gain	(0.02)	(0.01)	-
Total distributions	(1.18)	(0.65)	(0.10)

Net asset value, end of period	$10.31	$10.20	$9.72

Total return[2]	13.50%	11.94%	(1.80)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$339,388	$127,716	$27,436

Ratio of expenses to average net assets (including interest expense, tax expense, and commitment fees):
Before fees waived and expenses absorbed[4]	1.48%	1.83%	2.54%[5]
After fees waived and expenses absorbed[4]	1.46%	1.61%	1.29%[5,6]
Ratio of net investment income (loss) to average net assets (including interest expense, tax expense, and commitment fees):			0.76%[5]
Before fees waived and expenses absorbed	11.63%	8.99%
After fees waived and expenses absorbed	11.65%	9.21%	2.01%[5]

Portfolio turnover rate	117%	145%	61%[3]

*	Commencement of operations on December 29, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.06% and 0.21% for the years ended October 31, 2024 and October 31, 2023, respectively. If commitment fees had been excluded, the expense ratios would have been lowered by 0.17% for the period ended October 31, 2022.
[5]	Annualized.
[6]	For the period December 29, 2021 through April 30, 2022, the Advisor has voluntarily agreed to waive all its fees and absorb operating expenses of the Fund. (See Note 3.)

See accompanying Notes to Financial Statements.

The Diplomat Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,		For the Period Ended October 31,
	2024	2023	2022*
Net asset value, beginning of period	$9.73	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.30	0.27	(0.01)
Net realized and unrealized gain (loss)	0.55	0.05	(0.27)
Total from investment operations	0.85	0.32	(0.28)

Less Distributions:
From net investment income	(0.30)	(0.23)	-
From net realized gain	(0.45)	(0.08)	-
Total distributions	(0.75)	(0.31)	-

Net asset value, end of period	$9.83	$9.73	$9.72

Total return[2]	9.02%	3.19%	(2.80)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,136	$10,783	$1,739

Ratio of expenses to average net assets (including commitment fees):			19.44%[4,5]
Before fees waived and expenses absorbed	2.84%	4.37%
After fees waived and expenses absorbed	1.00%	1.00%	3.93%[4,5]
Ratio of net investment income (loss) to average net assets (including commitment fees):			(16.02)%[4]
Before fees waived and expenses absorbed	1.27%	(0.69)%
After fees waived and expenses absorbed	3.11%	2.68%	(0.51)%[4]

Portfolio turnover rate	76%	6%	-%[3]

*	Commencement of operations on September 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If commitment fees had been excluded, the expense ratios would have been lowered by 2.93% for the period ended October 31, 2022.

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

Note 1 – Organization

The Ambassador Fund is organized as a non-diversified series and The Diplomat Fund is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Ambassador Fund’s primary investment objective is to seek current income and pursues its investment objective by investing primarily in "catastrophe" or "cat" bonds ("Cat Bonds"). The Ambassador Fund commenced investment operations on December 29, 2021. The Diplomat Fund’s primary investment objective is to seek total return and pursues its investment objective by investing primarily in debt securities of the U.S. Government and interest rate futures contracts related to debt securities (“Interest Rate Futures”). The Diplomat Fund commenced investment operations on September 13, 2022.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value investments in open-end investment companies at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider factors such as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2024, and during all open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Diplomat Fund will make distributions of net investment income quarterly, and The Ambassador Fund will make distributions of net investment income monthly. The Funds will make distributions of net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(f) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(g) Insurance-Linked Securities Risk

The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as hurricanes, earthquakes, tornadoes, pandemics, fires and floods; or (ii) certain non-natural events resulting from human activity such as commercial and industrial accidents or business interruptions), will occur and a Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. For example, major natural disasters or commercial and industrial accidents can result in significant losses and investors in insurance-linked securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent a Fund invests in insurance-linked securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the insurance-linked securities held by the Fund will result in substantial losses to the Fund. A majority of The Ambassador Fund’s assets will typically be invested in insurance-linked securities tied to natural events and/or non -natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this uncertainty, insurance-linked securities carry a high degree of risk.

(h) Catastrophe Bonds

Catastrophe Bonds (“Cat Bonds”), a type of event-linked bond, carry significant uncertainties and major risk exposures to adverse conditions. If a trigger event occurs, as defined within the terms of a Cat Bond, a Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Because Cat Bonds cover “catastrophe” events that, if they occur, will result in significant losses, they carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating of a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring, resulting in potential loss to a Fund. A majority of The Ambassador Fund's assets will typically be invested in Cat Bonds.

(i) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Diplomat Fund intends to invest primarily in positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(j) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Embassy Asset Management LP (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. Effective July 9, 2024, RichBrook Advisors, LP no longer serves as The Diplomat Fund’s Sub -Advisor. Prior to July 9, 2024, the Advisor had engaged RichBrook Advisors, LP to manage The Diplomat Fund, and paid the Sub-Advisor from its advisory fees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any Rule 12b-1 fees, shareholder servicing fees, interest on borrowings other than commitment fees associated with borrowing arrangements, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. Prior to October 31, 2022, commitment fees were excluded from the agreement. This agreement is effective until February 28, 2025 for the Funds, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the annual investment advisory fees and expense cap by Fund.

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses†
The Ambassador Fund	1.20%	1.40%
The Diplomat Fund	0.90%	1.00%

†	Investment advisory fees and the total limit on annual operating expenses are calculated based on each Fund’s average daily net assets.

For the year ended October 31, 2024, the Advisor waived its advisory fees and absorbed other expenses totaling $53,084 for The Ambassador Fund and $198,408 for The Diplomat Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amounts are noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than October 31 of the years stated below:

	The Ambassador Fund	The Diplomat Fund
2025	$167,725	$34,755
2026	162,846	228,182
2027	53,084	198,408
Total	$383,655	$461,345

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., (“UMB Bank”) an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2024, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended October 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2024, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	The Ambassador Fund	The Diplomat Fund
Cost of investments	$337,512,084	$10,710,789

Gross unrealized appreciation	27,832	97,600
Gross unrealized depreciation	(683,355)	(112,067)

Net unrealized appreciation (depreciation)	$(655,523)	$(14,467)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

	Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
The Ambassador Fund	$(15,255)	$15,255
The Diplomat Fund	-	-

The tax basis of the components of distributable earnings (accumulated deficit) at October 31, 2024 were as follows:

	The Ambassador Fund	The Diplomat Fund
Undistributed ordinary income	$10,087,095	$28,512
Undistributed long-term capital gains	-	-
Tax accumulated earnings	10,087,095	28,512

Accumulated capital and other losses	(1,832,195)	(273,377)
Unrealized appreciation (depreciation) on investments	(654,962)	(14,467)
Unrealized deferred compensation	(11,154)	(7,837)
Total distributable earnings (accumulated deficit)	$7,588,784	$(267,169)

The tax character of distributions paid by The Ambassador Fund and by The Diplomat Fund for the year ended October 31, 2024 and the periods ended October 31, 2023 were as follows:

	The Ambassador Fund
	October 31, 2024	October 31, 2023
Distributions paid from:
Ordinary income	$26,791,066	$5,486,955
Net long-term capital gains	-	-
Total distributions paid	$26,791,066	$5,486,955

	The Diplomat Fund
	October 31, 2024	October 31, 2023
Distributions paid from:
Ordinary income	$524,715	$174,852
Net long-term capital gains	280,999	21,608
Total distributions paid	$805,714	$196,460

As of October 31, 2024, the Funds had net capital loss carryovers as follows:

Not Subject to Expiration

	Short-term	Long-term	Total
The Ambassador Fund	$1,804,372	$27,823	$1,832,195
The Diplomat Fund	144,286	129,091	273,377

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2024, were as follows:

Fund	Purchases	Sales
The Ambassador Fund	$334,050,227	$215,326,375
The Diplomat Fund	7,971,731	8,285,826

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2024, in valuing the Funds’ assets carried at fair value:

The Ambassador Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Event Linked Bonds[1]	$-	$270,878,552	$-	$270,878,552
Preferred Notes	-	-	42,148,500	42,148,500
U.S. Treasury Bills	-	20,930,155	-	20,930,155
Short-Term Investments	2,899,354	-	-	2,899,354
Total Investments	$2,899,354	$291,808,707	$42,148,500	$336,856,561
Other Financial Instruments[2]
Forward Contracts		66,448		66,448
Total Assets	$2,899,354	$291,875,155	$42,148,500	$336,923,009
Liabilities
Other Financial Instruments[2]
Forward Contracts	$-	$93,307	$-	$93,307
Total Liabilities	$-	$93,307	$-	$93,307

The Diplomat Fund	Level 1	Level 2	Level 3[3]	Total
Assets
Investments
U.S. Treasury Notes	$-	$10,385,488	$-	$10,385,488
Short-Term Investments	310,834	-	-	310,834
Total Investments	$310,834	$10,385,488	$-	$10,696,322
[1]	For a detailed break-out of Event Linked Bonds by geography and peril, please refer to the Schedule of Investments.

[2]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

[3]	The Fund did not hold any Level 3 securities at period end.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value for The Ambassador Fund:

Preferred Notes
Balance as of October 31, 2023	$8,361,440
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Amortization	4,349,988
Total gains or losses for the period	(8,658)
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Net purchases	37,845,730
Net maturities	(8,400,000)
Balance as of October 31, 2024	$42,148,500
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$165

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2024 for The Ambassador Fund.

Asset Class	Fair Value at Period End	Valuation Technique(s)	Unobservable Input(s)	Range of Input(s)	Weighted Average of Input(s)	Impact to Valuation from an Increase in Input(s)[1]
Preferred Notes	$42,148,500	Insurance industry loss model	Estimated losses:	$0	$99.18	Increase
			Estimated Premium Earned:	$0.00 - $1 MM

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

MM - units of figures presented are in millions

Note 8 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. During the year ended October 31, 2024, The Diplomat Fund invested in futures contracts and The Ambassador Fund invested in foreign currency contracts.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of October 31, 2024, by risk category are as follows:

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The Ambassador Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$66,448	Unrealized depreciation on forward foreign currency exchange contracts	$93,307

The effects of derivative instruments on the Statements of Operations for the year ended October 31, 2024, are as follows:

The Ambassador Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$115,090

The Diplomat Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$160,546

The Ambassador Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(198,411)

The Diplomat Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$(75,938)

The average quarterly volume of derivative instruments held by the Funds during the year ended October 31, 2024 are as follows:

The Ambassador Fund
Forward Contracts
Foreign exchange contracts	Notional Value	$(12,405,500)

The Diplomat Fund
Futures Contracts
Interest rate contracts	Notional Value	$(9,528,866)

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Note 9 – Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on October 31, 2024 is as follows:

The Ambassador Fund
Security	Initial Acquisition Date	Amount or Units	Amortized Cost	Fair Value	% of Net Assets
Consulate Re 2024-1A 4.550%, 1/7/2025	1/1/2024	5,000,000	4,987,658	4,987,500	1.5%
Consulate Re 2024-2A 4.550%, 1/7/2025	1/1/2024	5,000,000	4,980,302	4,980,500	1.5%
Consulate Re 2024-3A 4.550%, 1/7/2025	1/1/2024	5,000,000	4,891,317	4,891,500	1.4%
Consulate Re 2024-4A 4.550%, 12/31/2024	5/15/2024	7,500,000	7,486,477	7,486,500	2.2%
Consulate Re 2024-5A 4.550%, 4/21/2025	4/15/2024	5,000,000	4,953,590	4,953,500	1.5%
Consulate Re 2024-6A 4.550%, 12/31/2024	6/1/2024	5,000,000	4,989,815	4,990,000	1.5%
Consulate Re 2024-7A 4.550%, 12/15/2024	6/1/2024	5,000,000	4,990,152	4,990,000	1.5%
Consulate Re 2024-8A 4.550%, 7/14/2025	7/15/2024	5,000,000	4,869,103	4,869,000	1.4%

Note 10 – Borrowings

The Ambassador Fund entered into a reverse repurchase agreement with UMB Bank, N.A on March 21, 2022. Prior to April 3, 2024, the Fund agreement was for 30-day term reverse repurchase offer amounting to the lesser of 10% of the Fund's assets or $20,000,000. After April 3, 2024, the terms were updated and are set quarterly to follow either the original agreement or 60-day term reverse repurchase offer amounting to the lesser of 10% of the Fund’s assets or $30,000,000. There is an annual commitment fee payable by the Fund, calculated of 0.25% on the $20,000,000 on the 30-day term, 0.35% on the $30,000,000 on the 60-day term, or $50,000 per annum. The commitment fees for the year ended October 31, 2024, are disclosed in the Statements of Operations. The borrowing activity for the year ended October 31, 2024, was as follows:

The Ambassador Fund
Largest amount outstanding on an individual day	$13,500,000
Average daily loan outstanding	1,685,383
Borrowed amounts outstanding as of October 31, 2024	-
Average interest rate when in use	6.50%

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of October 31, 2024, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
The Ambassador Fund	Charles Schwab & Co., Inc.	52.83%
The Ambassador Fund	National Financial Services, LLC	42.85%
The Diplomat Fund	Charles Schwab & Co., Inc.	36.84%
The Diplomat Fund	National Financial Services, LLC	62.60%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of distributions to be paid, on December 20, 2024, to shareholders of record on December 19, 2024 as follows:

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

	Income	Short Term Capital Gain	Long Term Capital Gain
The Ambassador Fund	$0.3152	$-	$-
The Diplomat Fund	0.0786	-	-

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of Embassy Asset Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Ambassador Fund and The Diplomat Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of October 31, 2024, the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Cash Flows	Statements of Changes in Net Assets	Financial Highlights
The Ambassador Fund	For the year ended October 31, 2024	For the year ended October 31, 2024	For each of the two years ended October 31, 2024	For each of the two years ended October 31, 2024 and for the period December 29, 2021 (commencement of operations) through October 31, 2022
The Diplomat Fund	For the year ended October 31, 2024	N/A	For each of the two years ended October 31, 2024	For each of the two years ended October 31, 2024 and for the period September 13, 2022 (commencement of operations) through October 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers and others. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on October 31, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Embassy Asset Management LP (the “Advisor”) with respect to The Ambassador Fund (the “Ambassador Fund”) and The Diplomat Fund (the “Diplomat Fund” and together with the Ambassador Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for the one-year period ended July 31, 2024; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Ambassador Fund’s total return for the one-year period was above the Peer Group and Intermediate Core-Plus Bond Fund Universe median returns, but below the Swiss Re Global Cat Bond Index (the “Cat Bond Index”) by 1.37%. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Cat Bond Index was due to the Fund’s conservative investment approach and relatively low insured losses during the period. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period.

●	The Diplomat Fund’s total return for the one-year period was below the ICE U.S. Treasury 7-10 Year Bond Index return, and the Peer Group and Intermediate Government Fund Universe median returns by 2.64%, 3.35%, and 3.51%, respectively. The Trustees noted the Advisor’s explanation that the Fund utilizes an econometric model to predict one-month movements in the ten-year U.S. Treasury rates, and that the Fund’s underperformance relative to the Peer Group over the one-year period was largely due to exogenous events that the model is unable to predict, such as unrest in the Middle East and the assassination attempt on President Trump. The Trustees also considered that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

The Board also considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to -day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Ambassador Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Intermediate Core-Plus Bond Fund Universe medians by 0.80%. The Trustees considered the Advisor’s observation that the Fund’s advisory fee is lower than the advisory fees of the two other open- end mutual funds that invest primarily in catastrophe bonds. The Trustees also considered that the Fund’s advisory fee is lower than the management fee that the Advisor charges to manage a private fund that invests in the same asset class as the Fund, and that the private fund also pays a performance fee.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.84% and 0.92%, respectively. The Trustees considered the Advisor’s observation that the Fund’s net expenses are lower than the net expenses of the two other open-end mutual funds that invest primarily in catastrophe bonds. The Trustees also observed that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Diplomat Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Intermediate Government Fund Universe medians by 0.44% and 0.555%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is appropriate given the Fund’s unique strategy, which includes investing in U.S. Treasury securities as well as active futures management to amplify or hedge interest rate risk, and they considered the Advisor’s observation that the Fund’s advisory fee was lower than the advisory fees of certain other funds that implement managed futures strategies. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.52%. The Trustees considered the Advisor’s belief that the Fund’s net expenses are appropriate given the Fund’s unique strategy that includes active futures management, and they considered the Advisor’s observation that the Fund’s net expenses were lower than the net expenses of certain other funds that implement managed futures strategies. The Trustees also noted that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended July 31, 2024, noting that the Advisor waived its entire advisory fee and subsidized certain of the operating expenses of the Diplomat Fund, had waived a portion of its advisory fee for the Ambassador Fund, and had not realized a profit with respect to the Diplomat Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Ambassador Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	1/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	1/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/10/2025